UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments

International Funds	January 31, 2013

T. Rowe Price International Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$Par	Value
AUSTRALIA 3.7%		
Common Stocks 3.7%		
Amcor	11,560,860	101,268
CSL	942,698	54,008
Macquarie Group	1,707,883	68,568
Orica	3,268,902	87,368
Santos	5,169,670	64,475
Total Australia (Cost $311,775)		375,687
BELGIUM 1.4%		
Common Stocks 1.4%		
Anheuser-Busch InBev	1,588,658	137,837
Anheuser-Busch InBev, Strips (1)	1,568,504	—
Total Belgium (Cost $44,751)		137,837
BRAZIL 5.9%		
Common Stocks 4.7%		
Banco Santander Brasil, ADR (USD)	10,265,300	76,169
BM&FBOVESPA	6,870,000	48,092
BR Malls Participacoes	5,041,900	65,272
Lojas Renner	2,107,100	84,343
NII Holdings, Class B (USD) (1)	6,557,800	45,905
PDG Realty	13,329,700	21,152
Petrobras, ADR (USD)	4,420,550	79,968
Raia Drogasil	4,542,600	50,756
		471,657
Convertible Preferred Stock 0.1%		
Peixe Urbano, Class A, Acquisition Date: 6/26/11, Acquisition Cost $4,391 (USD) (1)(2)	133,385	664
Peixe Urbano, Class C, Acquisition Date: 12/5/11, Acquisition Cost $ 17,683 (USD) (1)(2)	537,122	2,675
		3,339

Preferred Stocks 1.1%		
Itau Unibanco	6,488,400	111,922
		111,922
Total Brazil (Cost $589,843)		586,918
CANADA 3.8%		
Common Stocks 3.8%		
Eldorado Gold (3)	7,667,000	85,710
Potash Corporation of Saskatchewan (USD)	2,551,500	108,439
Shoppers Drug Mart	48,300	2,005
Tim Hortons	2,090,700	104,828
Valeant Pharmaceuticals International (1)	1,252,400	83,050
Total Canada (Cost $368,134)		384,032
CHINA 7.6%		
Common Stocks 7.6%		
Baidu, ADR (USD) (1)	1,203,200	130,307
Beijing Enterprises (HKD)	4,491,000	32,400
Belle International Holdings (HKD)	33,437,000	74,760
China Longyuan Power, H Shares (HKD) (3)	63,417,000	53,151
China Merchants Holdings International (HKD)	3,304,000	11,737
China Unicom Hong Kong (HKD) (3)	34,550,000	55,598
New Oriental Education & Technology, ADR (USD)	1,835,000	31,323
Parkson Retail (HKD) (3)	60,390,000	46,565
Ping An Insurance Group Company of China, H Shares (HKD)	8,206,000	73,697
Shanghai Pharmaceuticals Holding, H Shares (HKD)	19,820,000	39,664
Sina (USD) (1)	744,000	40,868
Tencent Holdings (HKD)	1,796,600	62,872
Want Want China Holdings (HKD)	47,499,000	62,961
Youku Tudou, ADR (USD) (1)	2,076,500	47,261
Total China (Cost $682,058)		763,164

DENMARK 1.9%

Common Stocks 1.9%		
Carlsberg, Series B	831,775	89,010
Novo Nordisk	542,520	99,821
Total Denmark (Cost $90,410)		188,831

FRANCE 5.6%

Common Stocks 5.6%		
AXA	7,961,069	147,442
Danone	832,599	57,701
Edenred	1,612,753	51,701
Eutelsat	2,861,590	98,341
Pernod Ricard	845,693	105,872
Schneider Electric	1,295,629	98,692
Total France (Cost $450,904)		559,749

GERMANY 4.6%

Common Stocks 4.2%		
Bayer	844,707	83,360
Brenntag	851,913	121,399
Deutsche Boerse	649,179	42,711
Fresenius	931,293	113,363
SAP	658,144	53,921
		414,754
Preferred Stocks 0.4%		
Henkel AG & Co KGaA	479,582	42,346
		42,346
Total Germany (Cost $320,758)		457,100

HONG KONG 3.7%		
Common Stocks 3.7%		
AIA Group	31,283,400	124,441
Hang Lung Properties	22,705,000	85,633
Jardine Matheson (USD)	949,200	61,518
Kerry Properties	18,476,500	100,061
Total Hong Kong (Cost $314,594)		371,653
INDIA 2.8%		
Common Stocks 2.8%		
Adani Power (1)	18,146,227	20,896
Axis Bank	2,633,120	74,553
BF Investment (1)	599,095	484
Bharti Airtel	14,286,575	90,651
Housing Development Finance	6,292,656	93,106
Total India (Cost $243,207)		279,690
INDONESIA 1.1%		
Common Stocks 1.1%		
Astra International	44,373,000	33,485
Sarana Menara Nusantara (1)	31,066,500	81,334
Total Indonesia (Cost $73,079)		114,819
JAPAN 10.2%		
Common Stocks 10.2%		
Bridgestone	3,350,500	87,678
Honda	2,814,700	107,885
Inpex	16,522	95,759
Japan Tobacco	1,574,800	49,029
Jupiter Telecommunications	99,035	118,588
Mitsui	7,152,600	108,018
Mitsui Fudosan	3,692,000	84,341

OMAN 0.2%		
Common Stocks 0.2%		
Bank Muscat (SAOG)	15,831,089	25,165
Total Oman (Cost $19,798)		25,165
RUSSIA 1.2%		
Common Stocks 1.2%		
Sberbank of Russia, ADR (USD)	6,632,492	97,829
X5 Retail Group, GDR (USD) (1)	1,144,755	19,461
Total Russia (Cost $102,406)		117,290
SOUTH AFRICA 0.3%		
Common Stocks 0.3%		
Woolworths Holdings	4,186,898	29,770
Total South Africa (Cost $30,908)		29,770
SOUTH KOREA 2.6%		
Common Stocks 2.6%		
AMOREPACIFIC (1)	23,301	23,431
Hyundai Mobis (1)	364,448	95,386
Samsung Electronics	107,342	142,738
Total South Korea (Cost $184,342)		261,555
SWEDEN 1.2%		
Common Stocks 1.2%		
Assa-Abloy, Class B	1,625,880	60,863
Elekta, B Shares	4,011,118	59,683
Total Sweden (Cost $92,848)		120,546

SWITZERLAND 10.6%		
Common Stocks 10.6%		
ABB	4,507,881	96,691
Credit Suisse	6,079,458	179,702
Dufry (1)	447,280	61,092
Holcim	407,033	31,689
Julius Baer	2,286,687	93,598
Kuehne & Nagel	767,677	90,176
Nestle	1,797,060	126,182
Richemont, Class A	1,631,286	134,170
SGS Group	35,572	84,743
Sonova	836,785	96,823
Syngenta	147,495	63,679
Total Switzerland (Cost $843,680)		1,058,545
TAIWAN 1.2%		
Common Stocks 1.2%		
Quanta Computer	6,171,000	14,400
Taiwan Semiconductor	29,768,000	102,330
Total Taiwan (Cost $95,802)		116,730
TURKEY 0.8%		
Common Stocks 0.8%		
BIM Birlesik Magazalar	489,062	23,706
Turkiye Garanti Bankasi	10,424,460	52,278
Total Turkey (Cost $57,450)		75,984
UNITED ARAB EMIRATES 0.9%		
Common Stocks 0.9%		
DP World (USD)	6,924,746	90,853

Total United Arab Emirates (Cost $49,182)		90,853

UNITED KINGDOM 17.5%

Common Stocks 17.5%

Anglo American	412,145	12,331
ARM Holdings	4,231,988	57,924
BG Group	4,246,053	75,423
BHP Billiton	2,912,860	99,649
British Sky Broadcasting	7,087,127	91,889
Burberry Group	2,580,420	55,536
Capita	10,076,705	125,776
Compass Group	8,882,741	107,633
Experian	7,781,503	133,411
GlaxoSmithKline	4,033,112	92,462
HSBC	6,163,659	70,061
Intertek	1,249,503	61,611
Rolls-Royce Holdings (1)	8,873,323	133,131
Royal Dutch Shell, B Shares	2,753,881	100,194
SABMiller	825,151	41,224
Serco Group	5,600,932	49,257
Standard Chartered	5,629,722	149,780
Tesco	10,644,878	60,153
Tullow Oil	4,324,054	78,043
WPP	10,106,848	158,932
Total United Kingdom (Cost $1,342,339)		1,754,420

UNITED STATES 5.9%

Common Stocks 5.9%

Accenture, Class A	1,233,900	88,705
Carnival	2,701,300	104,594
Las Vegas Sands	1,922,700	106,229
Liberty Global (1)	1,803,800	123,182
Lululemon Athletica (1)	221,900	15,311

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Stock Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended January 31, 2013. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2013, totaled $(9,905,000) for the three months ended January 31, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2013, the value of loaned securities was $109,023,000 the value of cash collateral investments was $115,414,000.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $8,253,790,000. Net unrealized gain aggregated $1,917,695,000 at period-end, of which $2,130,899,000 related to appreciated investments and $213,204,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price International Discovery Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
AUSTRALIA 2.6%		
Common Stocks 2.6%		
Beach Energy	12,147,340	18,051
BT Investment Management	5,425,357	16,181
Cochlear	161,965	13,635
Rex Minerals (1)	4,427,031	3,208
SAI Global	2,699,409	12,611
Seek	1,079,764	9,447
Sims Metal Management	800,000	7,842
Total Australia (Cost $71,221)		80,975
AUSTRIA 0.3%		
Common Stocks 0.3%		
Schoeller Bleckmann Oilfield Equipment	94,620	9,482
Total Austria (Cost $4,766)		9,482
BELGIUM 0.6%		
Common Stocks 0.6%		
D'Ieteren	409,177	18,106
Total Belgium (Cost $18,082)		18,106
BRAZIL 2.1%		
Common Stocks 2.1%		
Cia Hering	431,600	8,210
Fleury	917,800	10,255
PDG Realty	6,891,400	10,936
Raia Drogasil	797,237	8,908
Totvs	539,900	11,758
Transmissora Alianca de Energia Eletrica, Equity Units	405,900	4,790
Weg	750,000	9,514
Total Brazil (Cost $55,645)		64,371

CANADA 3.0%

Common Stocks 3.0%		
Aimia	1,465,600	23,555
CAE	1,405,600	15,178
Computer Modelling	353,000	7,772
Harry Winston Diamond (1)	1,558,800	23,005
Open Text (1)	185,000	10,791
ShawCor	306,000	12,303
Total Canada (Cost $80,223)		92,604

CHINA 5.4%

Common Stocks 4.2%		
Ajisen China Holdings (HKD) (2)	14,187,000	10,830
AutoNavi, ADR (USD) (1)(2)	1,080,300	12,888
Baidu, ADR (USD) (1)	77,900	8,437
Country Style Cooking Restaurant Chain, ADR (USD) (1)(2)	645,260	5,252
Dah Chong Hong Holdings (HKD) (2)	13,902,000	16,097
Pacific Online (HKD)	3,016,000	1,190
Sina (USD) (1)	279,100	15,331
Tencent Holdings (HKD)	300,600	10,519
Yingde Gases (HKD) (2)	19,721,000	22,174
Youku Tudou, ADR (USD) (1)(2)	564,710	12,853
Zhongsheng Group Holdings (HKD) (2)	7,675,200	11,480
		127,051
Common Stocks - China A shares 1.2% (3)		
China R Sanjiu	4,514,843	20,161
Chongqing Department Store (1)	2,040,961	8,815
Shandong Dong-E E-Jiao	1,083,481	8,145
		37,121
Total China (Cost $129,770)		164,172

DENMARK 0.3%		
Common Stocks 0.3%		
Ambu, B Shares	332,115	9,490
Total Denmark (Cost $6,001)		9,490
FINLAND 1.3%		
Common Stocks 1.3%		
Nokian Renkaat	384,821	16,558
Rapala	1,367,849	8,729
Vacon	269,941	16,021
Total Finland (Cost $31,068)		41,308
FRANCE 3.1%		
Common Stocks 3.1%		
Biomerieux	75,000	7,161
Edenred	465,133	14,911
Eurofins Scientific	129,572	23,153
Iliad	110,500	20,480
Mersen	344,540	10,123
Zodiac Aerospace (2)	161,965	17,721
Total France (Cost $62,655)		93,549
GERMANY 12.0%		
Common Stocks 10.9%		
Aixtron (2)	1,092,626	14,910
Brenntag	215,953	30,773
CTS Eventim	323,929	11,576
Delticom (2)	239,000	11,509
Fuchs Petrolub	232,149	16,438
Grenkeleasing (2)	535,942	39,580
Joyou (1)(2)	500,000	6,504

MTU Aero Engines Holding	205,155	19,558
Norma	1,068,962	31,082
Rational	53,988	16,362
Sky Deutschland (1)	4,531,000	27,629
Software	756,000	29,117
Takkt	1,107,048	15,806
Tom Tailor Holding	770,146	18,112
Wacker Chemie (2)	80,982	5,766
Wirecard	1,696,067	38,620
		333,342
Preferred Stocks 1.1%		
Dragerwerk	96,720	11,863
Sartorius	215,000	22,069
		33,932
Total Germany (Cost $256,726)		367,274
HONG KONG 3.3%		
Common Stocks 3.3%		
Convenience Retail Asia	26,992,000	19,629
Giordano International (2)	8,950,000	9,094
Lifestyle International	2,244,500	5,759
Pacific Textiles	39,588,000	35,681
Samsonite International	6,072,100	13,201
Trinity (2)	26,256,000	16,217
Total Hong Kong (Cost $69,438)		99,581
INDIA 3.7%		
Common Stocks 3.7%		
AIA Engineering	1,120,690	6,805
Amara Raja Batteries	1,677,610	9,730
Cummins India	1,719,001	15,836

DQ Entertainment International (1)	79,269	25
HSIL (4)	3,596,728	8,554
Infinite Computer Solutions (4)	2,202,278	4,476
Info Edge India	1,339,436	8,688
MakeMyTrip (USD) (1)(2)	408,400	6,257
Oberoi Realty	1,597,991	8,742
Titan Industries	1,865,686	9,851
United Spirits	240,954	8,175
Yes Bank	1,427,406	14,000
Zee Entertainment Enterprises	2,529,097	11,003
Total India (Cost $104,470)		112,142
INDONESIA 2.9%		
Common Stocks 2.9%		
Ace Hardware	91,035,000	7,103
BFI Finance Indonesia (1)	4,558,500	983
Hero Supermarket (1)	18,873,000	10,076
Indosiar Karya Media (1)	79,842,500	8,033
Jasa Marga	12,690,000	7,166
Krakatau Steel	54,074,500	3,553
Mayora Indah	7,273,500	15,346
Summarecon Agung	120,321,500	23,348
XL Axiata	23,369,500	11,997
Total Indonesia (Cost $56,314)		87,605
IRELAND 1.3%		
Common Stocks 1.3%		
DCC	387,467	12,679
Paddy Power	323,929	26,874
Total Ireland (Cost $18,402)		39,553

ITALY 2.2%

Common Stocks 2.2%

Banca Generali	1,349,704	25,913
Davide Campari-Milano	1,519,521	11,864
Piaggio (2)	2,450,651	6,688
Prysmian	513,167	10,981
Yoox (1)	660,000	12,609
Total Italy (Cost $43,878)		68,055

JAPAN 13.4%

Common Stocks 13.4%

Ain Pharmaciez (2)	293,900	15,861
Century Tokyo Leasing	564,300	12,607
Daiichikosho (2)	640,700	15,659
Endo Lighting (2)	215,300	7,499
FP (2)	134,900	8,689
Fujitsu General	1,060,000	9,273
GLP J-REIT, REIT (1)	3,707	3,304
Hajime Construction (2)	388,900	16,459
Hamamatsu Photonics	183,800	7,025
Hitachi Metals	1,137,000	9,761
Kakaku.com	408,800	15,289
Kitz	773,000	3,981
Koito Manufacturing	938,000	15,622
Marui Group	921,200	7,485
Message	4,287	11,580
Miraca Holdings	230,100	9,600
Musashi Seimitsu Industry	475,200	9,676
Nakanishi	74,700	8,659
NHK Spring	927,500	8,124
Nihon Kohden	275,600	8,761
Nihon Parkerizing	549,000	9,065

Nippon Kayaku	937,000	10,585
Noritz	320,800	5,753
NS Solutions	662,900	13,281
Pola Orbis Holdings	274,400	8,351
Rohto Pharmaceutical	565,000	7,068
Sankyo Tateyama (1)	135,200	2,836
Sankyu	2,605,000	10,284
Sanwa Holdings	1,473,000	7,023
Sawai Pharmaceutical	100,700	10,340
Seria (2)	420,400	6,698
Taiheiyo Cement	5,099,000	13,884
Toei	1,006,000	5,413
Tokyo Tatemono	2,222,000	10,400
Toshiba Tec	2,721,000	15,711
Towa Pharmaceutical	172,800	9,231
Tsumura	404,700	13,321
Tsuruha	93,200	7,807
Unipres	381,400	8,429
United Arrows	376,000	9,103
Wacom	6,200	20,211
Total Japan (Cost $344,110)		409,708
MALAYSIA 0.6%		
Common Stocks 0.6%		
Malayan Cement	6,112,300	18,296
Total Malaysia (Cost $13,101)		18,296
MONGOLIA 0.3%		
Common Stocks 0.3%		
Mongolian Mining (HKD) (1)	16,239,000	8,041
Total Mongolia (Cost $9,116)		8,041

NETHERLANDS 1.0%		
Common Stocks 1.0%		
Aalberts Industries	345,000	7,755
ASM International	269,941	10,761
Brunel International	211,121	11,306
Total Netherlands (Cost $25,965)		29,822
NEW ZEALAND 0.4%		
Common Stocks 0.4%		
Fisher & Paykel Healthcare (2)	6,541,916	13,066
Total New Zealand (Cost $9,261)		13,066
NORWAY 1.5%		
Common Stocks 1.5%		
Electromagnetic Geoservices (1)	3,925,000	8,047
Opera Software	1,220,000	7,660
Prosafe	1,383,825	13,172
Schibsted	410,000	16,489
Total Norway (Cost $43,530)		45,368
OMAN 0.4%		
Common Stocks 0.4%		
Bank Muscat (SAOG), GDR (USD) (2)	2,095,415	13,306
Total Oman (Cost $14,864)		13,306
PANAMA 0.8%		
Common Stocks 0.8%		
Copa Holdings (USD)	216,000	23,674
Total Panama (Cost $14,745)		23,674

PHILIPPINES 0.4%		
Common Stocks 0.4%		
Globe Telecom	517,695	13,666
Total Philippines (Cost $13,808)		13,666
RUSSIA 1.6%		
Common Stocks 1.6%		
Globaltrans Investment, GDR (USD)	787,967	12,214
Mail.Ru, GDR (USD)	431,905	14,369
Pharmstandard, GDR (USD) (1)	755,835	14,686
X5 Retail Group, GDR (USD) (1)	539,882	9,178
Total Russia (Cost $53,851)		50,447
SOUTH KOREA 2.0%		
Common Stocks 2.0%		
Binggrae (1)	102,110	11,440
GSretail	550,980	13,864
Hite Jinro (1)	101,170	2,973
Hyundai Department Store (1)	52,607	7,802
KEPCO Plant Service & Engineering (1)	211,440	10,641
LG Household & Health Care	23,946	13,348
Total South Korea (Cost $35,326)		60,068
SPAIN 2.5%		
Common Stocks 2.5%		
Amadeus IT Holding, A Shares (2)	507,489	12,730
Baron de Ley (1)	110,705	7,229
Grifols (1)	545,701	18,561
Grifols, Class B (1)	132,285	3,504
Jazztel (1)	2,699,409	18,543
Laboratorios Farmaceuticos Rovi	1,272,790	10,041

Mediaset Espana Comunicacion	666,000	5,027
Vidrala	8,913	288
Total Spain (Cost $46,283)		75,923

SWEDEN 1.7%

Common Stocks 1.7%

Byggmax	1,079,764	6,114
Elekta, B Shares	1,079,764	16,066
Indutrade	235,000	7,688
Mekonomen (2)	593,870	21,110
Total Sweden (Cost $32,350)		50,978

SWITZERLAND 1.4%

Common Stocks 1.4%

Dufry (1)	184,979	25,265
Partners Group Holding	81,827	19,215
Total Switzerland (Cost $22,079)		44,480

TAIWAN 1.6%

Common Stocks 1.6%

CTCI	7,285,000	13,940
Gourmet Master	1,946,267	13,183
PChome Online	2,300,000	11,295
Taiwan Cement	8,594,000	11,614
Total Taiwan (Cost $47,179)		50,032

THAILAND 0.8%

Common Stocks 0.8%

Bumrungrad Hospital	4,569,000	11,913

Central Pattana (1)	4,675,200	13,365
Total Thailand (Cost $16,178)		25,278
TURKEY 0.3%		
Common Stocks 0.3%		
Anadolu Efes Biracilik Ve Malt Sanayii	539,882	8,073
Total Turkey (Cost $5,038)		8,073
UNITED ARAB EMIRATES 1.0%		
Common Stocks 1.0%		
Air Arabia	53,988,179	13,008
Emaar Properties	8,732,456	11,578
Islamic Arab Insurance (1)	35,632,198	6,791
Total United Arab Emirates (Cost $43,850)		31,377
UNITED KINGDOM 19.0%		
Common Stocks 19.0%		
3I Group	4,319,054	18,029
Abcam	2,650,820	16,375
Aberdeen Asset Management	7,051,000	45,000
Aveva Group	1,038,000	35,576
Az Electronic Materials	2,858,350	16,909
Carclo	1,919,314	14,170
Carphone Warehouse	7,712,382	26,941
Direct Line Insurance (1)	3,586,034	12,677
Domino Printing Sciences	1,349,704	14,096
Electrocomponents	2,259,057	8,857
Great Portland Estates, REIT	1,079,764	8,331
GW Pharmaceuticals (1)	5,236,643	4,900
Halfords Group	3,239,291	17,498
Huntsworth	10,797,636	7,150

Hyder Consulting (4)	2,040,756	15,358
Intermediate Capital	3,192,861	17,906
Intertek	461,000	22,731
IQE (1)(4)	57,070,000	30,548
ITE Group	4,584,869	18,615
Jupiter Fund Management	5,892,000	30,408
Ophir Energy (1)	1,441,950	11,698
Paypoint	2,515,304	33,370
Petra Diamonds (1)	4,319,054	7,467
Playtech	2,285,000	16,776
Rotork	269,941	11,333
Salamander Energy (1)	5,344,830	15,521
SDL	1,585,297	13,187
Spirent Communications	5,965,506	15,148
Ted Baker	1,079,764	20,619
Victrex	963,030	23,430
Xchanging (1)	10,797,636	20,850
YouGov (2)(4)	8,166,669	9,649
Total United Kingdom (Cost $445,621)		581,123
SHORT-TERM INVESTMENTS 4.4%		
Money Market Funds 4.4%		
T. Rowe Price Reserve Investment Fund, 0.10% (4)(5)	135,882,792	135,883
Total Short-Term Investments (Cost $135,883)		135,883
SECURITIES LENDING COLLATERAL 2.1%		
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2.1%		
Money Market Funds 1.8%		
T. Rowe Price Reserve Investment Fund, 0.10% (4)(5)	54,017,887	54,018
		54,018

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Discovery Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

China A shares
The fund may invest in certain Chinese equity securities (A shares) available only to local Chinese investors and Qualified Foreign Institutional Investors (QFII). The fund gains access to the A-share market through T. Rowe Price Associates, Inc., which serves as the registered QFII for all participating T. Rowe Price-sponsored products (each a participating account). Investment decisions related to A shares are specific to each participating account, and each account bears the resultant economic and tax consequences of its holdings and transactions in A shares. The fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2013, the value of loaned securities was $59,029,000; the value of cash collateral investments was $63,048,000.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $2,443,845,000. Net unrealized gain aggregated $656,007,000 at period-end, of which $764,397,000 related to appreciated investments and $108,390,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price European Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
BELGIUM 3.9%		
Common Stocks 3.9%		
Anheuser-Busch InBev	206,632	17,928
KBC	390,705	15,403
Total Belgium (Cost $24,695)		33,331
DENMARK 2.0%		
Common Stocks 2.0%		
Novo Nordisk	32,915	6,056
Simcorp	45,969	11,002
Total Denmark (Cost $11,282)		17,058
FINLAND 1.0%		
Common Stocks 1.0%		
Nokian Renkaat	207,482	8,928
Total Finland (Cost $8,336)		8,928
FRANCE 14.6%		
Common Stocks 14.6%		
Aeroports de Paris	99,371	8,198
BNP Paribas	205,155	12,872
Danone	162,750	11,279
Eutelsat	282,402	9,705
Iliad	43,716	8,102
JCDecaux	377,060	10,549
M6 Metropole Television	520,737	8,722
Sanofi	178,747	17,441
Schneider Electric	182,836	13,927
Unibail-Rodamco, REIT	57,708	13,638
Zodiac Aerospace	90,238	9,873
Total France (Cost $97,481)		124,306

GERMANY 12.2%		
Common Stocks 10.9%		
Brenntag	118,201	16,844
Fraport	159,393	9,663
Fresenius	125,974	15,334
GEA Group	258,461	9,370
SAP	190,133	15,578
Sky Deutschland (1)	1,482,557	9,041
Wirecard	732,276	16,674
		92,504
Preferred Stocks 1.3%		
Dragerwerk	91,999	11,283
		11,283
Total Germany (Cost $64,768)		103,787
GREECE 1.0%		
Common Stocks 1.0%		
Coca-Cola Hellenic Bottling	335,582	8,726
Total Greece (Cost $7,559)		8,726
ITALY 6.5%		
Common Stocks 6.5%		
DiaSorin	248,122	9,672
Eni	705,206	17,705
Prysmian	543,315	11,626
Saipem	239,368	6,793
Tods	68,421	9,346
Total Italy (Cost $51,748)		55,142

NORWAY 1.9%		
Common Stocks 1.9%		
Gjensidige Forsikring	548,942	8,632
Subsea 7	332,696	8,051
Total Norway (Cost $14,546)		16,683
SPAIN 9.0%		
Common Stocks 9.0%		
Amadeus IT Holding	391,028	9,809
Bankinter	1,900,980	10,325
Bolsas Y Mercados Espanoles	490,865	13,753
Enagas	794,476	18,802
Gas Natural	873,826	17,447
Mediaset Espana Comunicacion	887,227	6,697
Total Spain (Cost $66,919)		76,833
SWEDEN 9.0%		
Common Stocks 9.0%		
Autoliv, GDR	158,440	10,392
Millicom International Cellular, GDR	77,758	7,167
Skandinaviska Enskilda Banken	1,684,649	16,892
SKF	456,829	11,338
Svenska Cellulosa	611,909	14,841
Swedbank	678,837	16,016
Total Sweden (Cost $55,000)		76,646
SWITZERLAND 12.8%		
Common Stocks 12.8%		
Credit Suisse	305,845	9,040
Dufry (1)	67,175	9,175
Novartis, Regulation D Shares	320,808	21,856

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price European Stock Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Europe.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $674,209,000. Net unrealized gain aggregated $179,174,000 at period-end, of which $187,124,000 related to appreciated investments and $7,950,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price New Asia Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
CHINA 19.9%		
Common Stocks 18.8%		
Ajisen China Holdings (HKD) (1)	23,090,000	17,625
AutoNavi, ADR (USD) (2)	735,000	8,768
Baidu, ADR (USD) (2)	927,000	100,394
China Longyuan Power, H Shares (HKD) (1)	58,359,000	48,912
China Merchants Holdings International (HKD)	20,432,000	72,582
China Resources Power Holdings (HKD)	24,818,000	68,962
China Unicom Hong Kong (HKD)	34,360,000	55,292
CNOOC (HKD)	48,378,000	100,057
Dah Chong Hong Holdings (HKD) (1)	24,406,000	28,260
Dongfeng Motor, H Shares (HKD) (1)	43,586,000	71,150
ENN Energy Holdings (HKD)	13,778,000	66,355
New Oriental Education & Technology, ADR (USD) (1)	2,782,300	47,494
Parkson Retail (HKD) (1)	50,450,500	38,901
Shanghai Pharmaceuticals Holding, H Shares (HKD)	9,905,600	19,823
Sina (USD) (2)	591,500	32,491
Tencent Holdings (HKD)	1,361,500	47,646
Tingyi (Cayman Island) (HKD) (1)	2,280,000	6,424
Wumart Stores, H Shares (HKD) (1)	21,492,250	42,899
Zhongsheng Group Holdings (HKD) (1)	21,628,000	32,350
		906,385
Common Stocks - China A shares 1.1% (3)		
China Vanke	28,948,146	55,906
		55,906
Total China (Cost $808,062)		962,291
HONG KONG 11.4%		
Common Stocks 11.4%		
AIA Group	23,214,400	92,344
Jardine Matheson (USD)	1,603,600	103,929
Jardine Strategic (USD)	534,000	20,431
L'OCCITANE (1)	17,063,250	51,264

XL Axiata	82,904,500	42,559
Total Indonesia (Cost $128,436)		173,212
MALAYSIA 4.8%		
Common Stocks 4.8%		
Astro Malaysia Holdings	45,808,500	41,135
CIMB Group Holdings Berhad	34,364,770	79,746
Genting	10,487,100	32,065
IJM	12,132,500	19,681
Malayan Cement	7,528,700	22,535
Tenaga Nasional	15,323,500	34,523
Total Malaysia (Cost $185,799)		229,685
PHILIPPINES 4.2%		
Common Stocks 4.2%		
Ayala	2,170,100	30,297
Ayala Land	104,716,600	74,641
Energy Development	370,923,300	65,186
Metropolitan Bank & Trust	12,770,475	33,084
Total Philippines (Cost $117,041)		203,208
SINGAPORE 5.7%		
Common Stocks 5.7%		
Capitamall Trust, REIT	27,734,000	47,506
Oversea-Chinese Banking	9,422,000	74,454
SembCorp Industries	11,039,000	48,878
Singapore Telecommunications	28,471,000	80,514
Venture	3,695,000	25,347
Total Singapore (Cost $226,460)		276,699

SOUTH KOREA 15.4%

Common Stocks 15.4%

AMOREPACIFIC (2)	56,692	57,008
GSretail (2)	1,141,310	28,718
Hite Jinro (2)	332,670	9,776
Hyundai	622,540	117,199
Hyundai Department Store (2)	104,714	15,530
Hyundai Mobis (2)	237,901	62,265
KEPCO Plant Service & Engineering (2)	404,424	20,353
KT&G	496,258	34,590
Samsung Electronics	228,270	303,542
Samsung Engineering	496,233	70,863
Shinsegae	117,518	23,743
Total South Korea (Cost $582,764)		743,587

TAIWAN 11.6%

Common Stocks 11.6%

Chinatrust Financial Holding	72,966,615	41,764
Chroma Ate	14,027,000	30,072
Gourmet Master	2,679,000	18,146
Pegatron (2)	17,863,000	23,655
President Chain Store	12,776,000	69,015
Quanta Computer	33,409,000	77,960
Siliconware Precision Industries	43,556,000	45,803
Taiwan Cement	67,355,538	91,019
Taiwan Semiconductor	48,024,574	165,089
Total Taiwan (Cost $474,393)		562,523

THAILAND 6.5%

Common Stocks 6.5%

Bumrungrad Hospital	5,041,200	13,144

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Asia Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Asia (excluding Japan).

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

China A shares
The fund may invest in certain Chinese equity securities (A shares) available only to local Chinese investors and Qualified Foreign Institutional Investors (QFII). The fund gains access to the A-share market through T. Rowe Price Associates, Inc., which serves as the registered QFII for all participating T. Rowe Price-sponsored products (each a participating account). Investment decisions related to A shares are specific to each participating account, and each account bears the resultant economic and tax consequences of its holdings and transactions in A shares. The fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2013, the value of loaned securities was $38,074,000; the value of cash collateral investments was $40,739,000.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $4,014,838,000. Net unrealized gain aggregated $820,396,000 at period-end, of which $997,766,000 related to appreciated investments and $177,370,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Japan Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
JAPAN 95.5%		
COMMON STOCKS 95.5%		
Automobiles & Transportation Equipment 15.4%		
Aisin Seiki	88,700	2,898
Bridgestone	107,000	2,800
Honda	167,600	6,424
Isuzu Motors	285,000	1,786
Musashi Seimitsu Industry	47,800	973
Nissan Motor	407,200	4,168
Toyota Motor	155,800	7,437
Unipres	46,000	1,017
Total Automobiles & Transportation Equipment		27,503
Banks 7.3%		
Mitsubishi UFJ Financial	891,400	5,079
Shizuoka Bank	183,000	1,725
Sumitomo Mitsui Financial	93,600	3,756
Sumitomo Mitsui Trust Holdings	669,690	2,475
Total Banks		13,035
Commercial & Wholesale Trade 7.3%		
Daiichikosho	60,300	1,474
ITOCHU	240,500	2,719
Mitsubishi	81,300	1,714
Mitsui	250,200	3,779
Sanrio (1)	41,900	1,675
Toyota Tsusho	68,900	1,637
Total Commercial & Wholesale Trade		12,998
Construction & Materials 3.9%		
NHK Spring	123,500	1,082
Noritz	38,000	682
Rinnai	15,300	1,081
Sankyo Tateyama (2)	15,700	329
Sanwa Holdings	362,000	1,726

SHO-BOND Holdings	17,500	646
Taiheiyo Cement	500,000	1,361
Total Construction & Materials		6,907
Electric Appliances & Precision Instruments 13.1%		
Canon	65,300	2,403
Endo Lighting (1)	27,600	961
Fujitsu General	181,000	1,583
Hamamatsu Photonics	24,100	921
Hitachi	799,000	4,736
Koito Manufacturing	84,000	1,399
Konica Minolta	143,500	1,141
Mitsubishi Electric	294,000	2,434
Nakanishi	10,100	1,171
Nihon Kohden	24,000	763
Nikon	42,100	1,202
Tokyo Electron	24,000	1,029
Toshiba Tec	254,000	1,466
Wacom	684	2,230
Total Electric Appliances & Precision Instruments		23,439
Energy Resources 2.0%		
Inpex	219	1,269
JX Holdings	378,400	2,235
Total Energy Resources		3,504
Financials ex-Banks 5.5%		
Century Tokyo Leasing	52,400	1,171
ORIX (1)	19,230	2,054
Sony Financial	153,500	2,592
Tokio Marine Holdings	136,900	4,047
Total Financials ex-Banks		9,864
Foods 3.0%		
Fuji Oil	52,900	718

Japan Tobacco	146,600	4,564
Total Foods		5,282
IT & Services, Others 9.4%		
Asics	80,700	1,148
Jupiter Telecommunications	736	881
Kakaku.com	30,100	1,126
KDDI	19,100	1,420
Miraca Holdings	28,700	1,197
Nippon Telegraph & Telephone	101,800	4,264
Softbank	100,700	3,590
Toei	136,000	732
Yahoo! Japan	6,142	2,415
Total IT & Services, Others		16,773
Machinery 4.1%		
Daikin Industries	31,000	1,183
Kitz	200,500	1,033
Kubota	191,000	2,181
Makita	23,700	1,155
Mitsubishi Heavy Industries	197,000	1,053
Nabtesco	38,200	794
Total Machinery		7,399
Pharmaceutical 5.6%		
Rohto Pharmaceutical	143,000	1,789
Sawai Pharmaceutical	12,500	1,284
Takeda Pharmaceutical	88,500	4,549
Towa Pharmaceutical	17,700	945
Tsumura	41,600	1,369
Total Pharmaceutical		9,936
Raw Materials & Chemicals 3.3%		
FP	15,200	979
Nihon Parkerizing	66,000	1,090

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Japan Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2013, the value of loaned securities was $4,037,000; the value of cash collateral investments was $4,261,000.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $168,273,000. Net unrealized gain aggregated $14,432,000 at period-end, of which $18,762,000 related to appreciated investments and $4,330,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price International Growth & Income Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
AUSTRALIA 6.5%		
Common Stocks 6.5%		
Amcor	7,802,421	68,346
Australia & New Zealand Banking	2,949,432	81,751
Downer EDI (1)	4,633,263	21,742
Macquarie Group	1,276,101	51,233
Pacific Brands	17,801,769	12,995
Stockland, REIT	10,136,703	36,468
Suncorp Group	6,189,089	68,412
Telstra	6,284,166	30,144
Toll Holdings	2,112,315	11,608
Westfield Retail Trust, REIT	12,359,539	41,372
Total Australia (Cost $347,883)		424,071
BRAZIL 1.0%		
Common Stocks 1.0%		
Banco Santander Brasil, ADR (USD)	7,186,500	53,324
Energias do Brasil	1,853,452	11,346
Total Brazil (Cost $76,746)		64,670
CANADA 0.3%		
Common Stocks 0.3%		
Aimia	1,250,700	20,101
Total Canada (Cost $19,856)		20,101
CHINA 0.6%		
Common Stocks 0.6%		
SOHO China (HKD) (2)	41,830,500	37,756
Total China (Cost $26,200)		37,756

DENMARK 1.0%

Common Stocks 1.0%

Carlsberg, Class B	629,066	67,318
Total Denmark (Cost $58,089)		67,318

FRANCE 7.2%

Common Stocks 7.2%

Bouygues	887,743	25,204
Cap Gemini	925,079	44,597
Nexity	425,963	13,013
Pemod Ricard	247,247	30,953
PPR (2)	216,708	46,609
Publicis	1,238,130	81,123
Sanofi	1,519,874	148,297
Schneider Electric	665,218	50,671
Teleperformance	670,131	26,719
Total France (Cost $362,151)		467,186

GERMANY 8.9%

Common Stocks 8.9%

Allianz	563,140	80,554
BASF	926,745	93,947
Bayer	1,092,116	107,775
Deutsche Bank	940,325	48,785
Deutsche Boerse	896,697	58,996
GEA Group	1,387,504	50,302
Infineon Technologies	5,496,674	49,594
Munich Re	243,663	44,780
Telefonica Deutschland Holding (1)	5,200,000	44,623
Total Germany (Cost $431,296)		579,356

HONG KONG 3.2%		
Common Stocks 3.2%		
AIA Group	23,413,200	93,135
Hutchison Whampoa	2,299,000	25,701
Kerry Properties	5,258,000	28,475
Sun Hung Kai Properties	3,241,000	53,157
Texwinca Holdings	9,092,000	8,582
Total Hong Kong (Cost $158,480)		209,050
IRELAND 0.5%		
Common Stocks 0.5%		
DCC	925,875	30,297
Total Ireland (Cost $20,885)		30,297
ITALY 4.3%		
Common Stocks 4.3%		
Eni	4,729,110	118,728
Pirelli (2)	2,809,085	34,461
Prysmian	2,474,803	52,958
Telecom Italia	41,470,067	35,474
Unicredit (1)	5,350,378	34,551
Total Italy (Cost $261,151)		276,172
JAPAN 17.4%		
Common Stocks 17.4%		
Canon	1,392,900	51,256
FamilyMart	1,001,900	40,319
Honda	2,028,900	77,766
Hosiden	1,573,700	8,622
Inpex	9,761	56,573
Japan Tobacco	2,336,200	72,734

Koito Manufacturing	2,199,000	36,624
Mitsubishi	1,984,800	41,847
Mitsubishi Electric	6,540,000	54,139
Mitsui	4,957,900	74,874
Mitsui Fudosan	3,036,000	69,355
Nippon Telegraph & Telephone	1,607,500	67,327
Nissan Motor	7,839,200	80,239
NS Solutions	460,500	9,226
Pola Orbis Holdings	601,200	18,297
Sankyo-Gunma	1,093,400	43,523
Sony Financial	3,212,500	54,241
Sumitomo	4,862,600	62,853
Sumitomo Mitsui Trust Holdings (2)	15,864,480	58,639
Tokio Marine Holdings	1,104,900	32,660
Tokyo Electron	127,100	5,449
Toshiba Machine	3,615,000	16,524
Toyo Suisan Kaisha	1,327,000	36,830
Tsuruha	359,900	30,148
Yamada Denki (2)	734,870	28,287
Total Japan (Cost $1,108,959)		1,128,352

MALAYSIA 0.3%

Common Stocks 0.3%

Astro Malaysia Holdings	22,453,900	20,163
Total Malaysia (Cost $21,679)		20,163

NETHERLANDS 5.0%

Common Stocks 5.0%

Akzo Nobel	422,935	28,937
Koninklijke Ahold	5,748,710	84,457
Koninklijke DSM	904,738	55,471
Philips Electronics	2,518,771	78,694

Randstad Holdings	971,902	40,302
Ziggo	1,140,715	36,390
Total Netherlands (Cost $271,600)		324,251
NORWAY 1.9%		
Common Stocks 1.9%		
Aker Solutions	1,602,370	35,052
DNB	6,513,307	91,090
Total Norway (Cost $81,194)		126,142
RUSSIA 0.5%		
Common Stocks 0.5%		
Gazprom, ADR (USD)	3,596,131	33,875
Total Russia (Cost $38,958)		33,875
SINGAPORE 1.0%		
Common Stocks 1.0%		
DBS Group	891,000	10,770
Jardine Cycle & Carriage	410,000	16,766
United Overseas Bank	1,907,336	29,049
Venture	1,611,000	11,051
Total Singapore (Cost $46,679)		67,636
SOUTH KOREA 1.9%		
Common Stocks 1.9%		
Hyundai Mobis (1)	195,624	51,200
KT&G	732,567	51,061
SK Telecom	144,860	22,283
Total South Korea (Cost $117,711)		124,544

SWEDEN 3.0%

Common Stocks 3.0%		
LM Ericsson	6,238,338	72,609
Svenska Handelsbanken, A Shares	1,194,224	48,837
Swedbank	3,127,306	73,782
Total Sweden (Cost $123,060)		195,228

SWITZERLAND 8.0%

Common Stocks 8.0%		
Aryzta (2)	476,477	26,781
Credit Suisse (2)	2,859,121	84,512
GAM Holding	2,695,894	44,435
Nestle	2,456,504	172,486
Novartis, Regulation D Shares	2,285,788	155,727
Zurich Insurance Group	128,937	37,092
Total Switzerland (Cost $415,522)		521,033

UNITED ARAB EMIRATES 0.3%

Common Stocks 0.3%		
Emaar Properties	15,401,458	20,421
Total United Arab Emirates (Cost $19,933)		20,421

UNITED KINGDOM 24.8%

Common Stocks 24.8%		
Alent (1)	3,734,695	19,825
Amlin	4,472,845	27,212
Barclays, ADR (USD)	4,110,752	78,762
BHP Billiton	1,188,403	40,655
Carillion	6,431,668	31,153
Direct Line Insurance (1)	7,683,318	27,162
GKN	11,579,382	44,223

GlaxoSmithKline, ADR (USD)	2,571,771	117,299
HSBC	4,775,616	54,284
Imperial Tobacco	1,103,048	41,024
Informa	4,735,488	35,975
Kingfisher	7,067,752	30,232
Land Securities, REIT	5,171,893	65,867
National Grid	6,201,216	68,010
Next	987,304	63,543
Persimmon	4,729,896	63,201
Rio Tinto	1,378,627	77,840
Rolls-Royce Holdings (1)	4,348,744	65,247
Royal Dutch Shell, B Shares, ADR (USD)	2,671,871	194,298
Salamander Energy (1)	4,865,365	14,129
SSE	2,968,831	66,815
Standard Chartered	1,290,970	34,346
Tesco	15,645,326	88,410
Vesuvius	5,570,940	32,020
Vodafone, ADR (USD)	4,117,680	112,495
Wolseley	728,597	34,031
WPP	5,369,631	84,438
Total United Kingdom (Cost $1,374,775)		1,612,496

UNITED STATES 0.7%

Common Stocks 0.7%

Carnival	1,211,430	46,907
Total United States (Cost $44,690)		46,907

SHORT-TERM INVESTMENTS 1.7%

Money Market Funds 1.7%

T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	111,329,244	111,329
Total Short-Term Investments (Cost $111,329)		111,329

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Growth & Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2013, the value of loaned securities was $84,550,000; the value of cash collateral investments was $89,000,000.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $5,627,826,000. Net unrealized gain aggregated $969,372,000 at period-end, of which $1,105,900,000 related to appreciated investments and $136,528,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Latin America Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
ARGENTINA 3.0%		
Common Stocks 3.0%		
MercadoLibre (USD) (1)	247,300	21,861
Tenaris, ADR (USD) (1)	768,800	32,344
Total Argentina (Cost $38,560)		54,205
BRAZIL 61.0%		
Common Stocks 44.2%		
Banco Santander Brasil, ADR (USD)	1,229,100	9,120
Banco Santander Brasil, Equity Units	3,391,520	24,951
BM&FBOVESPA	10,234,340	71,643
BR Malls Participacoes	2,116,500	27,400
Brasil Brokers Participacoes	2,834,600	8,996
BRF - Brasil Foods	2,452,364	53,866
CCR	4,427,700	45,692
Cia Hering	1,680,000	31,958
Companhia de Bebidas, ADR (USD) (1)	1,232,100	57,983
Energias do Brasil	1,596,900	9,775
Fleury	1,697,900	18,971
Localiza Rent A Car	844,700	15,525
Lojas Renner	1,610,800	64,477
Mills Estruturas e Servicos de Engenharia	477,300	8,030
Multiplan Empreendimentos	258,213	7,462
PDG Realty	17,624,700	27,968
Petrobras, ADR (1 ADR represents 2 common shares) (USD)	1,525,476	27,886
Petrobras, ADR (1 ADR represents 2 preference shares) (USD)	5,052,592	91,401
Raia Drogasil	755,100	8,437
Tim Participacoes	3,549,200	15,684
Totvs	277,400	6,042
Transmissora Alianca de Energia Eletrica, Equity Units	495,000	5,842
Usinas Siderurgicas de Minas	2,277,150	12,750
Vale, ADR (1 ADR represents 1 common share) (USD)	3,604,933	72,712
Vale, ADR (1 ADR represents 1 preference 'A' share) (USD)	3,422,528	65,884
		790,455

Preferred Stocks 16.8%		
Banco Bradesco	7,076,952	130,071
Itau Unibanco	9,908,700	170,921
		300,992
Total Brazil (Cost $627,429)		1,091,447
CHILE 9.3%		
Common Stocks 9.3%		
Antofagasta (GBP)	282,346	5,114
Banco Santander Chile, ADR (USD) (1)	1,666,358	50,324
SACI Falabella	5,842,212	68,052
Sociedad Quimica y Minera de Chile, ADR (USD) (1)	759,300	43,159
Total Chile (Cost $106,631)		166,649
COLOMBIA 0.7%		
Common Stocks 0.7%		
Almacenes Exito	657,240	12,290
Total Colombia (Cost $10,814)		12,290
MEXICO 21.1%		
Common Stocks 21.1%		
America Movil, ADR (USD)	5,556,600	139,804
Compartamos (1)	24,939,500	38,739
Corporacion Geo, Series B (1)(2)	11,161,200	13,080
El Puerto de Liverpool	1,745,400	19,356
Fresnillo (GBP)	240,699	6,329
Grupo Financiero Banorte	5,909,900	40,676
Grupo Modelo, Series C (1)	1,588,500	13,555
OHL Mexico (1)(2)	15,046,909	34,083

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Latin America Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2013, the value of loaned securities was $19,695,000; the value of cash collateral investments was $20,113,000.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $1,000,303,000. Net unrealized gain aggregated $801,692,000 at period-end, of which $873,747,000 related to appreciated investments and $72,055,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Emerging Markets Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
ARGENTINA 0.9%		
Common Stocks 0.9%		
Tenaris, ADR (USD)	1,603,800	67,472
Total Argentina (Cost $38,406)		67,472
BRAZIL 12.2%		
Common Stocks 8.6%		
BM&FBOVESPA	9,312,715	65,192
BR Malls Participacoes	5,219,700	67,574
BRF - Brasil Foods	1,426,228	31,327
CCR	3,063,200	31,611
Lojas Renner	3,850,630	154,133
Natura Cosmeticos	1,413,300	38,112
Petrobras, ADR (1 ADR represents 2 common shares) (USD)	4,158,200	76,012
Petrobras, ADR (1 ADR represents 2 preference shares) (USD)	2,639,400	47,747
Raia Drogasil	2,985,700	33,360
Usinas Siderurgicas de Minas	2,457,400	13,759
Vale, ADR (USD)	2,474,300	49,907
		608,734
Preferred Stocks 3.6%		
Banco Bradesco	5,673,377	104,274
Itau Unibanco	8,716,200	150,351
		254,625
Total Brazil (Cost $631,042)		863,359
CHILE 2.7%		
Common Stocks 2.7%		
Antofagasta (GBP)	2,398,225	43,437
Banco Santander Chile, ADR (USD)	1,168,854	35,299
SACI Falabella	4,304,662	50,142

Sociedad Quimica y Minera de Chile, ADR (USD)	1,068,500	60,734
Total Chile (Cost $131,588)		189,612

CHINA 20.1%

Common Stocks 19.3%

Baidu, ADR (USD) (1)	909,200	98,466
Bank of China, H Shares (HKD)	226,879,200	112,044
Beijing Enterprises (HKD)	15,244,000	109,975
Belle International Holdings (HKD)	17,356,000	38,806
C C Land Holdings (HKD)	79,116,000	28,870
China Longyuan Power, H Shares (HKD)	44,558,000	37,345
China National Building, H Shares (HKD)	39,522,000	63,293
China Shanshui Cement (HKD)	72,832,000	53,342
China Taiping Insurance Holdings (HKD) (1)	19,842,400	41,960
China Unicom Hong Kong (HKD)	44,494,000	71,600
China Vanke, B Shares (HKD)	20,628,657	44,979
CNOOC (HKD)	66,135,000	136,783
Dongfeng Motor, H Shares (HKD)	21,064,000	34,385
ICBC, H Shares (HKD)	135,584,130	102,098
Kingboard Chemicals (HKD)	6,027,300	20,012
Parkson Retail (HKD)	44,124,500	34,023
Ping An Insurance Group Company of China, H Shares (HKD)	7,515,000	67,491
Shanghai Pharmaceuticals Holding, H Shares (HKD)	11,100,700	22,215
Shimao Property (HKD)	7,307,500	16,169
Sina (USD) (1)	799,100	43,895
Tencent Holdings (HKD)	3,019,100	105,653
Want Want China Holdings (HKD)	38,090,000	50,489
Wumart Stores, H Shares (HKD)	16,084,000	32,104
		1,365,997

Common Stocks - China A shares 0.8% (2)

China Vanke	15,309,611	29,567

Ping An Insurance	4,027,252	31,227
		60,794
Total China (Cost $966,083)		1,426,791
HONG KONG 2.3%		
Common Stocks 2.3%		
AIA Group	24,581,800	97,783
Li & Fung	45,328,000	63,941
Total Hong Kong (Cost $148,291)		161,724
INDIA 8.4%		
Common Stocks 8.4%		
Adani Ports & Special Economic Zone	17,196,906	49,467
Adani Power (1)	13,056,343	15,035
Axis Bank	1,101,132	31,177
Container Corporation of India	1,885,180	32,844
Housing Development Finance	7,338,158	108,575
ICICI Bank	4,111,552	91,936
Infosys	1,510,455	79,229
Jaiprakash Associates	28,567,102	46,779
Maruti Suzuki India	1,223,419	36,502
Reliance Industries	1,918,289	31,999
Tata Motors	3,765,253	21,070
Titan Industries	4,920,638	25,982
Zee Entertainment Enterprises	6,441,827	28,025
Total India (Cost $519,028)		598,620
INDONESIA 1.8%		
Common Stocks 1.8%		
Astra International	80,725,500	60,917

QATAR 1.0%		
Common Stocks 1.0%		
Qatar National Bank	1,943,182	69,608
Total Qatar (Cost $42,871)		69,608
RUSSIA 6.5%		
Common Stocks 6.5%		
Globaltrans Investment, GDR (USD)	671,767	10,412
Magnit, GDR (USD)	3,008,944	133,778
Novatek, GDR (USD)	547,757	64,142
Sberbank of Russia, ADR (USD)	11,503,702	169,680
Uralkali, GDR (USD)	1,256,985	47,942
X5 Retail Group, GDR (USD) (1)	2,043,370	34,737
Total Russia (Cost $279,765)		460,691
SOUTH AFRICA 4.3%		
Common Stocks 4.3%		
AngloGold Ashanti	1,118,786	31,144
Sanlam	3,996,628	20,347
Shoprite Holdings	6,447,322	121,451
Truworths International	4,672,187	53,027
Woolworths Holdings	10,723,458	76,245
Total South Africa (Cost $249,106)		302,214
SOUTH KOREA 10.8%		
Common Stocks 10.8%		
AMOREPACIFIC (1)	46,257	46,515
Hyundai	490,256	92,295
Hyundai Glovis	139,672	26,038
Hyundai Mobis (1)	275,483	72,101
LG Household & Health Care	246,339	137,317

TURKEY 2.4%		
Common Stocks 2.4%		
BIM Birlesik Magazalar	2,045,660	99,157
Turkiye Garanti Bankasi	13,654,923	68,479
Total Turkey (Cost $75,869)		167,636
UKRAINE 0.3%		
Common Stocks 0.3%		
MHP, GDR (USD) (1)	1,442,126	23,651
Total Ukraine (Cost $20,927)		23,651
UNITED ARAB EMIRATES 0.6%		
Common Stocks 0.6%		
DP World (USD)	3,307,120	43,389
Total United Arab Emirates (Cost $24,918)		43,389
UNITED KINGDOM 2.4%		
Common Stocks 2.4%		
SABMiller (ZAR)	2,082,039	102,671
Tullow Oil	3,803,721	68,652
Total United Kingdom (Cost $165,349)		171,323
SHORT-TERM INVESTMENTS 3.0%		
Money Market Funds 3.0%		
T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	211,654,149	211,654
		211,654
Total Short-Term Investments (Cost $211,654)		211,654

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Stock Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

China A shares
The fund may invest in certain Chinese equity securities (A shares) available only to local Chinese investors and Qualified Foreign Institutional Investors (QFII). The fund gains access to the A-share market through T. Rowe Price Associates, Inc., which serves as the registered QFII for all participating T. Rowe Price-sponsored products (each a participating account). Investment decisions related to A shares are specific to each participating account, and each account bears the resultant economic and tax consequences of its holdings and transactions in A shares. The fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $4,750,811,000. Net unrealized gain aggregated $2,293,660,000 at period-end, of which $2,417,433,000 related to appreciated investments and $123,773,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Global Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
ARGENTINA 0.8%		
Common Stocks 0.8%		
MercadoLibre (USD)	43,500	3,845
Total Argentina (Cost $3,386)		3,845
BELGIUM 0.7%		
Common Stocks 0.7%		
Anheuser-Busch InBev	42,148	3,657
Total Belgium (Cost $3,329)		3,657
BRAZIL 2.9%		
Common Stocks 2.9%		
Arezzo Industria E Comercio	159,300	3,000
BR Malls Participacoes	310,400	4,019
Itau Unibanco Holding, ADR (USD)	157,300	2,710
Raia Drogasil	415,300	4,640
Total Brazil (Cost $15,162)		14,369
CANADA 1.1%		
Common Stocks 1.1%		
Eldorado Gold (1)	300,200	3,356
Enbridge	45,200	1,987
Total Canada (Cost $5,792)		5,343
CHINA 3.3%		
Common Stocks 3.3%		
Anhui Conch Cement, H Shares (HKD) (1)	969,000	3,805
Baidu, ADR (USD) (2)	33,800	3,660
Sina (USD) (2)	58,000	3,186
Sun Art Retail (HKD)	1,227,000	1,785

Maruti Suzuki India	140,598	4,195
Total India (Cost $8,653)		8,275
ITALY 0.8%		
Common Stocks 0.8%		
Unicredit (2)	605,966	3,913
Total Italy (Cost $3,551)		3,913
JAPAN 3.2%		
Common Stocks 3.2%		
Fanuc	23,600	3,678
Honda	329,800	12,641
Total Japan (Cost $14,648)		16,319
MEXICO 1.5%		
Common Stocks 1.5%		
Grupo Financiero Banorte	544,300	3,746
Walmart de Mexico (1)	1,183,700	3,830
Total Mexico (Cost $6,491)		7,576
NETHERLANDS 0.6%		
Common Stocks 0.6%		
Lyondellbasell Industries, Class A (USD)	47,200	2,993
Total Netherlands (Cost $2,651)		2,993
SOUTH AFRICA 1.6%		
Common Stocks 1.6%		
Impala Platinum	208,525	3,786

UNITED ARAB EMIRATES 0.9%		
Common Stocks 0.9%		
DP World (USD)	331,498	4,349
Total United Arab Emirates (Cost $2,580)		4,349
UNITED KINGDOM 5.0%		
Common Stocks 5.0%		
Aberdeen Asset Management	815,520	5,205
Rolls-Royce Holdings (2)	424,400	6,367
Standard Chartered	382,929	10,188
Tullow Oil	185,879	3,355
Total United Kingdom (Cost $19,752)		25,115
UNITED STATES 52.1%		
Common Stocks 52.1%		
Accenture, Class A	87,000	6,254
Alexion Pharmaceuticals (2)	40,600	3,816
Amazon.com (2)	35,900	9,531
Apple	17,600	8,013
Boeing	119,600	8,835
CarMax (2)	133,000	5,243
Carnival	261,700	10,133
Charter Communications, Class A (2)	62,700	4,889
Cognizant Technology Solutions (2)	88,100	6,888
Crown Castle International (2)	137,000	9,661
Cummins	34,100	3,916
Energy XXI Bermuda	88,600	2,775
Facebook (2)	170,224	5,272
Gilead Sciences (2)	225,200	8,884
Google, Class A (2)	6,800	5,139
Green Mountain Coffee (2)	241,008	10,973

Hospira (2)	146,900	5,012
Hubbell, Class B	30,000	2,732
IPG Photonics	59,500	3,896
JPMorgan Chase	172,600	8,121
Juniper Networks (2)	739,600	16,552
KLA-Tencor	91,900	5,046
Lazard	215,600	7,471
Liberty Global (2)	37,400	2,554
LinkedIn (2)	54,000	6,685
Lululemon Athletica (2)	90,200	6,224
ManpowerGroup	39,500	2,034
MasterCard, Class A	9,700	5,028
Medivation (2)	46,600	2,533
Netflix (2)	15,700	2,594
Nike, Class B	117,000	6,324
Norwegian Cruise Line Holdings (2)	51,100	1,348
Pharmacyclics (2)	49,700	3,446
Pioneer Natural Resources	38,500	4,525
Praxair	45,500	5,022
Precision Castparts	47,000	8,620
Qualcomm	23,300	1,539
Range Resources	45,200	3,036
Red Hat (2)	67,600	3,756
Southwestern Energy (2)	78,600	2,696
State Street	99,900	5,559
Thermo Fisher Scientific	53,500	3,860
United Continental (2)	207,800	5,018
United Technologies	116,300	10,184
Valero Energy	121,500	5,313
Workday (2)	4,800	256
Xilinx	104,800	3,824
Total United States (Cost $219,908)		261,030

SHORT-TERM INVESTMENTS 1.0%		
Money Market Funds 1.0%		
T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	5,128,032	5,128
Total Short-Term Investments (Cost $5,128)		5,128
SECURITIES LENDING COLLATERAL 1.4%		
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1.4%		
Money Market Funds 1.2%		
T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	6,046,863	6,047
		6,047
Repurchase Agreements 0.2%		
Credit Suisse, Tri-Party, Dated 1/31/13, 0.13%, Delivery Value of $1,010,881 on 2/1/13, Collateralized by U.S. Government securities, 0.00%, 2/15/13 - 2/15/41, valued at $1,031,095	1,010,878	1,011
		1,011
Total Investments through Securities Lending Program with JPMorgan Chase Bank		7,058
Total Securities Lending Collateral (Cost $7,058)		7,058
Total Investments in Securities		
101.6% of Net Assets (Cost $445,397)		**$ 509,545**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; securities are denominated in the currency of the country presented unless otherwise noted.

(1) All or a portion of this security is on loan at January 31, 2013. See Note 3.

(2) Non-income producing

(3) Seven-day yield

(4) Affiliated Companies

ADR American Depository Receipts

HKD Hong Kong Dollar

USD U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Stock Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2013, the value of loaned securities was $6,694,000; the value of cash collateral investments was $7,058,000.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $445,397,000. Net unrealized gain aggregated $64,140,000 at period-end, of which $69,512,000 related to appreciated investments and $5,372,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Emerging Europe Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
GEORGIA 1.9%		
Common Stocks 1.9%		
Bank of Georgia Holdings (GBP)	419,030	8,327
Total Georgia (Cost $7,457)		8,327
KAZAKHSTAN 2.7%		
Common Stocks 2.7%		
Halyk Savings Bank, GDR (USD) (1)	900,874	7,293
Kazakhstan Kagazy, GDR (USD) (1)(2)	3,273,950	501
KCell JSC, GDR (USD) (1)	314,383	4,087
Total Kazakhstan (Cost $25,484)		11,881
POLAND 2.0%		
Common Stocks 2.0%		
Eurocash	156,779	2,551
PKO Bank Polski	564,486	6,324
Total Poland (Cost $10,327)		8,875
PORTUGAL 2.1%		
Common Stocks 2.1%		
Jeronimo Martins	430,417	9,149
Total Portugal (Cost $1,695)		9,149
RUSSIA 64.2%		
Common Stocks 63.8%		
Cherkizovo Group, GDR (USD) (1)	346,083	4,184
Etalon, GDR (USD) (1)	1,308,253	6,460
Eurasia Drilling, GDR (USD)	368,341	13,960
Gazprom, ADR (USD)	2,679,624	25,242
Global Ports Investments, GDR (USD)	437,588	6,494
Globaltrans Investment, GDR (USD)	871,814	13,513
Kuzbasskaya Toplivnaya Kompaniya (USD)	838,800	2,986

Magnit	364	69
Magnit (USD)	99,247	18,685
Magnit, GDR (USD)	189,150	8,410
Mail.Ru, GDR (USD)	415,359	13,819
MD Medical Group Investments, GDR (USD) (1)	355,000	5,148
MMC Norilsk Nickel, ADR (USD)	556,362	11,066
Mobile Telesystems, ADR (USD)	340,100	6,686
Mobile Telesystems OJSC (USD)	267,650	2,286
Mostotrest (USD)	993,652	6,276
Novatek, GDR (USD)	206,558	24,188
Pharmstandard, GDR (USD) (1)	302,425	5,876
Pharmstandard, GDR (USD) (1)(2)	264,528	5,140
Polymetal International (GBP)	774,868	13,174
Rosneft, GDR (USD)	1,514,342	13,326
Sberbank of Russia, ADR (USD)	4,023,802	59,351
Sberbank of Russia, GDR (USD) (1)(2)	95,689	1,412
Uralkali, GDR (USD)	263,079	10,034
Yandex (USD) (1)	194,300	4,704
		282,489
Convertible Preferred Stock 0.4%		
Bank Saint Petersburg (USD)	939,200	1,834
		1,834
Total Russia (Cost $178,640)		284,323
TURKEY 20.1%		
Common Stocks 20.1%		
BIM Birlesik Magazalar	342,304	16,592
Bizim Toptan Satis Magazalari	395,919	6,573
TAV Havalimanlari Holding	1,335,888	8,317
Tofas Turk Otomobil Fabrikasi	354,425	2,136
Turkiye Garanti Bankasi	4,215,836	21,142
Turkiye Halk Bankasi	2,266,405	22,423
Yapi ve Kredi Bankasi (1)	4,072,660	11,949

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Europe Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in the emerging market countries of Europe.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $295,667,000. Net unrealized gain aggregated $144,479,000 at period-end, of which $181,687,000 related to appreciated investments and $37,208,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Overseas Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	Value
AUSTRALIA 6.9%		
Common Stocks 6.9%		
Australia & New Zealand Banking	2,492,470	69,085
Beach Energy	18,920,531	28,116
BHP Billiton	1,420,824	55,532
Challenger	2,722,843	10,931
CSL	691,583	39,622
Macquarie Group	946,734	38,009
QBE Insurance	1,277,288	15,877
Rio Tinto	712,871	49,331
Telstra	6,623,181	31,770
Toll Holdings	1,733,154	9,525
Westfield Retail Trust, REIT	8,604,648	28,803
WorleyParsons	460,399	12,113
Total Australia (Cost $313,730)		388,714
AUSTRIA 0.2%		
Common Stocks 0.2%		
Erste Group Bank (1)	263,530	8,869
Total Austria (Cost $11,475)		8,869
BELGIUM 0.5%		
Common Stocks 0.5%		
Umicore	513,538	26,741
Total Belgium (Cost $17,722)		26,741
BRAZIL 1.6%		
Common Stocks 1.6%		
Banco Santander Brasil, ADR (USD)	3,963,300	29,408
BM&FBOVESPA	3,114,800	21,804
Lojas Renner	408,600	16,355
PDG Realty	5,183,200	8,225

Petrobras, ADR (USD)	754,600	13,651
Total Brazil (Cost $111,061)		89,443
CANADA 1.0%		
Common Stocks 1.0%		
Agnico-Eagle Mines	516,700	23,638
Sun Life Financial	1,159,300	33,824
Total Canada (Cost $46,741)		57,462
CHILE 0.2%		
Common Stocks 0.2%		
Antofagasta (GBP)	792,209	14,349
Total Chile (Cost $12,800)		14,349
CHINA 2.0%		
Common Stocks 2.0%		
Baidu, ADR (USD) (1)	202,800	21,963
China Oilfield Services, H Shares (HKD)	16,196,000	35,084
Parkson Retail (HKD) (2)	17,841,000	13,757
Tencent Holdings (HKD)	692,100	24,220
Zhongsheng Group Holdings (HKD) (2)	12,202,500	18,252
Total China (Cost $103,740)		113,276
DENMARK 0.7%		
Common Stocks 0.7%		
Maersk	5,130	40,968
Total Denmark (Cost $38,419)		40,968
FRANCE 8.7%		
Common Stocks 8.7%		
Alcatel-Lucent (1)(2)	6,287,382	10,526

AXA	3,489,277	64,623
Bouygues	783,639	22,249
Danone	361,488	25,052
GDF Suez	1,417,475	29,081
L'Oreal	279,576	41,529
Legrand	866,654	39,333
Pernod Ricard	436,967	54,704
PPR (2)	237,319	51,042
Sanofi	1,241,585	121,143
Unibail-Rodamco, REIT	147,564	34,873
Total France (Cost $439,521)		494,155

GERMANY 10.7%

Common Stocks 9.2%

Allianz	276,005	39,481
BASF	528,546	53,581
Bayer	1,060,709	104,676
BMW	361,940	36,440
Deutsche Bank	351,271	18,225
Deutsche Boerse	376,808	24,791
E.ON	2,346,265	40,794
Fresenius	472,149	57,473
Munich Re	291,539	53,579
Siemens (2)	502,871	55,197
Software	703,333	27,088
Wacker Chemie (2)	153,380	10,921
		522,246

Preferred Stocks 1.5%

Volkswagen	336,298	83,174
		83,174
Total Germany (Cost $492,416)		605,420

HONG KONG 2.6%

Common Stocks 2.6%

AIA Group	8,983,800	35,736
Hutchison Telecommunications HK Holdings	16,366,000	7,428
Hutchison Whampoa	4,981,000	55,684
Kerry Properties	5,491,000	29,737
Television Broadcasts	2,396,000	17,703
Total Hong Kong (Cost $117,365)		146,288

IRELAND 0.4%

Common Stocks 0.4%

DCC	741,921	24,278
Total Ireland (Cost $21,520)		24,278

ITALY 2.2%

Common Stocks 2.2%

Eni	2,015,238	50,594
Intesa Sanpaolo	9,373,685	19,117
Saipem	516,595	14,660
Telecom Italia	45,675,388	39,071
Total Italy (Cost $131,933)		123,442

JAPAN 17.5%

Common Stocks 17.5%

Aisin Seiki	840,800	27,473
Asahi Kasei	5,492,000	31,711
Astellas Pharma	913,900	46,522
Benesse Holdings	393,600	17,174
Canon	773,600	28,467
Central Japan Railway	480,700	42,054
FamilyMart	767,100	30,870
Goldcrest Company	187,340	3,563

Hamamatsu Photonics	760,500	29,066
Honda	1,446,800	55,454
Hosiden	580,900	3,183
House Foods	329,200	4,972
Kakaku.com (2)	669,300	25,031
Kirin Holdings	2,473,000	30,857
Kobe Steel (1)	3,678,000	4,545
Koito Manufacturing	383,000	6,379
Miraca Holdings	575,800	24,022
Mitsubishi	2,697,300	56,869
Mitsubishi Electric	4,405,000	36,465
Mitsubishi UFJ Financial	6,806,300	38,778
Mitsubishi UFJ Lease & Finance	357,760	16,256
Mitsui	2,582,300	38,998
Mitsui Fudosan	1,050,000	23,986
Modec	261,600	5,956
Nikon	925,300	26,420
Nintendo	36,400	3,551
Nippon Electric Glass	2,181,000	10,494
Nippon Telegraph & Telephone	934,300	39,131
Nippon Yusen Kabushiki Kaish	1,211,000	2,900
Nissan Motor	1,927,900	19,733
NS Solutions	232,300	4,654
Showa Denko (2)	5,436,000	8,322
Softbank	758,400	27,037
Sony Financial	1,608,500	27,159
SUMCO (1)(2)	947,400	9,832
Sumitomo Mitsui Trust Holdings	9,867,320	36,472
Takeda Pharmaceutical	760,800	39,103
The Bank of Yokohama	2,873,000	13,730
Tokyo Electron	396,900	17,014
Toshiba Machine	895,000	4,091
Tosoh	1,938,000	4,662
Toyota Motor	1,417,300	67,653

Total Japan (Cost $997,797)		990,609

MEXICO 0.8%		
Common Stocks 0.8%		
America Movil, ADR (USD)	1,829,100	46,020
Total Mexico (Cost $43,365)		46,020
NETHERLANDS 1.6%		
Common Stocks 1.6%		
ASML	365,551	27,448
ING Groep, GDS (1)	1,107,184	11,198
Philips Electronics	1,096,179	34,248
Ziggo	468,902	14,959
Total Netherlands (Cost $71,455)		87,853
NORWAY 2.6%		
Common Stocks 2.6%		
DNB	4,490,465	62,800
Statoil	2,333,865	62,161
Storebrand (1)	3,892,952	19,960
Total Norway (Cost $123,936)		144,921
SINGAPORE 2.1%		
Common Stocks 2.1%		
Avago Technologies (USD)	663,000	23,715
DBS Group	3,313,500	40,052
SembCorp Industries	9,688,000	42,896
Venture	1,390,000	9,535
Total Singapore (Cost $96,965)		116,198

SOUTH KOREA 1.0%		
Common Stocks 1.0%		
Samsung Electronics	44,142	58,698
Total South Korea (Cost $35,419)		58,698
SPAIN 0.5%		
Common Stocks 0.5%		
Telefonica	2,025,263	29,369
Total Spain (Cost $43,686)		29,369
SWEDEN 3.3%		
Common Stocks 3.3%		
Autoliv, GDR	210,296	13,793
Elekta, B Shares (2)	2,413,296	35,908
Nordea Bank	2,413,174	26,626
SSAB (2)	2,655,379	21,948
Svenska Handelsbanken, Class A	961,704	39,328
Swedbank	2,040,139	48,133
Total Sweden (Cost $124,902)		185,736
SWITZERLAND 7.5%		
Common Stocks 7.5%		
ABB	1,225,063	26,277
Credit Suisse	1,431,650	42,318
GAM Holding	1,650,701	27,208
Nestle	2,284,270	160,392
Richemont, Class A	720,383	59,250
Roche Holding - Genusscheine	290,644	64,321
Sonova	190,909	22,090
Swiss Life	165,420	24,866

Total Switzerland (Cost $319,307)		426,722

TAIWAN 0.6%

Common Stocks 0.6%

Taiwan Semiconductor	9,746,089	33,503
Total Taiwan (Cost $20,060)		33,503

UNITED KINGDOM 21.5%

Common Stocks 21.5%

Alent (1)	3,154,810	16,747
Barclays, ADR (USD)	4,092,970	78,421
BG Group	2,307,749	40,993
BHP Billiton	974,955	33,353
BP, ADR (USD)	365,412	16,268
Carillion	4,202,345	20,355
Close Brothers Group	628,957	9,860
Compass Group	2,990,642	36,238
GKN	7,907,334	30,199
GlaxoSmithKline, ADR (USD)	2,625,713	119,759
Informa	3,383,888	25,707
Kingfisher	6,724,562	28,764
National Grid	3,767,004	41,313
Persimmon	3,139,664	41,952
Prudential	1,355,651	20,598
Rolls-Royce Holdings (1)	2,874,827	43,133
Royal Dutch Shell, B Shares, ADR (USD)	1,705,252	124,006
SSE	2,733,651	61,522
Standard Chartered	2,729,185	72,610
Tesco	15,427,867	87,182
Unilever	1,971,947	80,283
Vesuvius	2,302,333	13,233
Vodafone, ADR (USD)	3,938,157	107,590
WPP	4,164,590	65,488

Total United Kingdom (Cost $1,061,492)		1,215,574
SHORT-TERM INVESTMENTS 3.1%		
Money Market Funds 3.1%		
T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	173,589,643	173,590
Total Short-Term Investments (Cost $173,590)		173,590
SECURITIES LENDING COLLATERAL 1.9%		
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1.9%		
Money Market Funds 1.6%		
T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	93,367,084	93,367
		93,367
Repurchase Agreements 0.3%		
Credit Suisse, Tri-Party, Dated 1/31/13, 0.13%, Delivery Value of $15,608,597 on 2/1/13, Collateralized by U.S. Government securities, 0.00%, 2/15/13 - 2/15/41, valued at $15,920,712	15,608,541	15,609
		15,609
Total Investments through Securities Lending Program with JPMorgan Chase Bank		108,976
Total Securities Lending Collateral (Cost $108,976)		108,976
Total Investments in Securities		
101.7% of Net Assets (Cost $5,079,393)		**$ 5,751,174**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; securities are denominated in the currency of the country presented unless otherwise noted.

(1) Non-income producing

(2) All or a portion of this security is on loan at January 31, 2013. See Note 3.

(3) Seven-day yield

(4) Affiliated Companies

ADR American Depository Receipts

GBP British Pound

GDR Global Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Overseas Stock Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Overseas Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2013, the value of loaned securities was $102,389,000; the value of cash collateral investments was $108,976,000.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $5,079,393,000. Net unrealized gain aggregated $671,690,000 at period-end, of which $960,359,000 related to appreciated investments and $288,669,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Africa & Middle East Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
EGYPT 1.0%		
Common Stocks 1.0%		
Commercial International Bank Egypt	109,081	581
Juhayna Food Industries	811,608	1,041
Total Egypt (Cost $1,473)		1,622
GHANA 0.7%		
Common Stocks 0.7%		
Ghana Commercial Bank	444,092	607
Unilever Ghana	87,100	457
Total Ghana (Cost $1,149)		1,064
KUWAIT 2.8%		
Common Stocks 2.8%		
Burgan Bank	590,000	1,216
Kuwait Projects Company Holding	2,176,500	3,133
Total Kuwait (Cost $3,789)		4,349
NETHERLANDS 0.9%		
Common Stocks 0.9%		
OCI (USD) (1)	39,636	1,495
Total Netherlands (Cost $1,542)		1,495
NIGERIA 12.3%		
Common Stocks 12.3%		
Dangote Cement	1,099,431	979
FBN Holdings	17,137,005	1,980
Guaranty Trust Bank, GDR (USD)	550,666	4,405
Nestle Foods Nigeria	751,495	4,017
Nigerian Breweries	3,231,794	3,307

Zenith Bank	36,232,863	4,727
Total Nigeria (Cost $11,511)		19,415

OMAN 3.6%

Common Stocks 3.6%

Bank Muscat (SAOG)	2,759,635	4,387
Galfar Engineering & Contracting (SAOG)	802,313	767
Oman Telecommunications (SAOG)	149,517	555
Total Oman (Cost $5,480)		5,709

QATAR 7.3%

Common Stocks 7.3%

Gulf Warehousing	143,323	1,693
Industries Qatar	89,078	4,143
Qatar National Bank	157,291	5,634
Total Qatar (Cost $7,613)		11,470

SAUDI ARABIA 27.4%

Participation Notes 27.4%

Al Mouwasat Medical Services, Citibank, 11/3/14 (USD)	143,995	1,958
Al Rajhi Bank, Bank of America Merrill Lynch, 3/24/14 (USD)	50,534	933
Al Rajhi Bank, HSBC Bank, 2/16/15 (USD)	358,280	6,616
Al Rajhi Bank, RBS, 8/6/14 (USD)	22,100	408
Arab National Bank, Bank of America Merrill Lynch 3/24/14 (USD) (1)	37,746	273
Arab National Bank, RBS, 8/6/14 (USD)	183,567	1,327
Etihad Etisalat, HSBC, 12/5/14 (USD)	245,452	4,925
Etihad Etisalat, Morgan Stanley, 8/30/13 (USD)	83,820	1,682
Etihad Etisalat, RBS, 11/8/14 (USD)	17,332	348
Herfy Food Services, Morgan Stanley, 2/5/14 (USD) (1)	37,216	1,012
Jarir Marketing, Citibank, 9/8/14 (USD)	86,498	3,575

Mouwasat Medical Services, RBS, 8/6/14 (USD)	42,616	580
Samba Financial, Deutsche Bank, 9/27/16 (USD) (1)	217,200	2,624
Samba Financial, HSBC Bank, 2/10/15 (USD)	121,350	1,466
Samba Financial, Morgan Stanley, 9/27/13 (USD)	193,009	2,331
Saudi Basic Industries, Deutsche Bank, 9/27/16 (USD) (1)	162,057	4,062
Saudi Basic Industries, RBS, 11/8/14 (USD)	42,546	1,066
Saudi British Bank, HSBC Bank, 10/4/13 (USD)	165,361	1,402
Saudi British Bank, RBS, 11/8/14 (USD)	74,607	633
Savola, Bank of America Merrill Lynch, 3/24/14 (USD)	62,875	647
Savola, RBS, 11/8/14 (USD)	153,044	1,575
United Electronics, Bank of America Merrill Lynch 12/31/14 (USD) (1)	93,234	2,685
Yanbu National Petrochemical, Bank of America Merrill Lynch 1/1/24 (USD) (1)	77,530	1,075
Total Saudi Arabia (Cost $41,864)		43,203

SOUTH AFRICA 29.6%

Common Stocks 29.6%

AngloGold Ashanti	35,984	1,002
Aspen Pharmacare Holdings	168,606	3,107
Bidvest Group	90,937	2,174
Group Five	187,365	653
Impala Platinum	288,441	5,236
Imperial Holdings	44,384	967
Life Healthcare Group Holdings	363,605	1,279
Mr Price	81,731	1,127
MTN Group	436,133	8,537
Naspers, N Shares	118,272	7,653
Raubex	217,371	450
Sanlam	829,816	4,225
Sasol	69,032	2,989
Shoprite Holdings	244,551	4,607
Tongaat Hulett	58,056	902
Woolworths Holdings	257,282	1,829

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Africa & Middle East Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Africa & Middle East Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located (or with primary operations) in Africa and the Middle East.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Participation Notes
The fund may invest in participation notes and other types of equity-linked derivative instruments (referred to collectively as participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by the fund is not possible. Participation notes provide the economic benefit of common stock ownership to the fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include the possible failure of a counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $133,969,000. Net unrealized gain aggregated $22,832,000 at period-end, of which $26,473,000 related to appreciated investments and $3,641,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Global Large-Cap Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
AUSTRALIA 1.5%		
Common Stocks 1.5%		
Australia & New Zealand Banking	10,937	303
Orica	12,378	331
Woolworths	14,893	485
Total Australia (Cost $1,032)		1,119
BELGIUM 1.0%		
Common Stocks 1.0%		
Anheuser-Busch InBev	8,452	733
Total Belgium (Cost $604)		733
BRAZIL 4.3%		
Common Stocks 3.4%		
Banco Santander Brasil, ADR (USD)	131,800	978
Banco Santander Brasil, Equity Units	27,500	202
BR Malls Participacoes	46,140	597
Multiplan Empreendimentos	9,770	283
Raia Drogasil	44,920	502
		2,562
Preferred Stocks 0.9%		
Itau Unibanco	41,900	723
		723
Total Brazil (Cost $3,117)		3,285
CANADA 3.2%		
Common Stocks 3.2%		
Eldorado Gold	58,700	656
Potash Corporation of Saskatchewan (USD)	9,800	417

NETHERLANDS 0.6%		
Common Stocks 0.6%		
Lyondellbasell Industries, Class A (USD)	6,810	432
Total Netherlands (Cost $314)		432
NIGERIA 0.3%		
Common Stocks 0.3%		
Guaranty Trust Bank, GDR (USD)	32,481	260
Total Nigeria (Cost $263)		260
PERU 0.8%		
Common Stocks 0.8%		
Credicorp (USD)	3,680	577
Total Peru (Cost $359)		577
PHILIPPINES 1.2%		
Common Stocks 1.2%		
Ayala Land	345,800	246
SM Investments	27,170	636
Total Philippines (Cost $417)		882
QATAR 0.5%		
Common Stocks 0.5%		
Qatar National Bank	10,100	362
Total Qatar (Cost $375)		362
RUSSIA 1.4%		
Common Stocks 1.4%		
Magnit, GDR (USD)	4,847	216
Sberbank of Russia, ADR (USD)	55,173	814

Sberbank of Russia, GDR (USD) (1)(2)	2,326	34
Total Russia (Cost $778)		1,064
SINGAPORE 0.3%		
Common Stocks 0.3%		
United Overseas Bank	16,000	244
Total Singapore (Cost $239)		244
SOUTH AFRICA 0.9%		
Common Stocks 0.9%		
Impala Platinum	16,068	292
Shoprite Holdings	22,295	420
Total South Africa (Cost $769)		712
SOUTH KOREA 2.0%		
Common Stocks 2.0%		
AMOREPACIFIC (1)	174	175
Hyundai Mobis (1)	2,144	561
Samsung Electronics	593	789
Total South Korea (Cost $1,244)		1,525
SWEDEN 0.5%		
Common Stocks 0.5%		
Assa-Abloy, Class B	10,367	388
Total Sweden (Cost $384)		388
SWITZERLAND 3.7%		
Common Stocks 3.7%		
Credit Suisse	20,136	595
Nestle	17,790	1,249
Richemont, Class A	5,622	462

Sonova	3,936	456
Total Switzerland (Cost $2,221)		2,762
THAILAND 1.5%		
Common Stocks 1.5%		
CP ALL	164,000	257
Siam Commercial Bank	151,100	907
Total Thailand (Cost $663)		1,164
TURKEY 1.9%		
Common Stocks 1.9%		
BIM Birlesik Magazalar	3,986	193
Turkiye Garanti Bankasi	97,122	487
Turkiye Halk Bankasi	73,021	723
Total Turkey (Cost $952)		1,403
UNITED ARAB EMIRATES 0.7%		
Common Stocks 0.7%		
DP World (USD)	37,774	495
Total United Arab Emirates (Cost $280)		495
UNITED KINGDOM 7.0%		
Common Stocks 7.0%		
Aberdeen Asset Management	119,653	764
BG Group	20,801	369
BHP Billiton	16,831	576
Experian	15,924	273
GlaxoSmithKline	22,951	526
Rolls-Royce Holdings (1)	27,108	407
Standard Chartered	26,946	717
Tullow Oil	18,860	340

Unilever	25,021	1,019
WPP	20,261	318
Total United Kingdom (Cost $4,433)		5,309

UNITED STATES 40.7%

Common Stocks 40.7%

Accenture, Class A	6,830	491
AES	65,600	711
Agilent Technologies	7,900	354
Altera	9,570	320
Amazon.com (1)	3,860	1,025
Anadarko Petroleum	6,840	547
Apache	6,390	535
Apple	4,405	2,006
Boeing	6,880	508
Carnival	13,500	523
Cerner (1)	3,600	297
Cimarex Energy	7,000	447
Cognizant Technology Solutions (1)	9,380	733
Danaher	10,370	621
Ecolab	5,300	384
Edwards Lifesciences (1)	2,900	261
Express Scripts Holding (1)	9,560	511
Fastenal	7,030	349
Franklin Resources	3,800	520
Gilead Sciences (1)	17,920	707
Google, Class A (1)	1,775	1,341
HCA Holdings	17,500	659
Invesco	18,500	504
JPMorgan Chase	20,100	946
Juniper Networks (1)	24,370	545
Las Vegas Sands	10,820	598
Liberty Global (1)	6,960	475
LinkedIn (1)	3,060	379

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Large-Cap Stock Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Global Large-Cap Stock Fund (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Large-Cap Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $62,891,000. Net unrealized gain aggregated $12,861,000 at period-end, of which $13,465,000 related to appreciated investments and $604,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Global Infrastructure Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
AUSTRALIA 3.5%		
Common Stocks 3.5%		
APA Group	51,472	310
Asciano	72,876	367
Origin Energy	51,315	674
Toll Holdings	38,855	213
Total Australia (Cost $1,533)		1,564
BRAZIL 4.3%		
Common Stocks 3.6%		
CCR	58,700	606
Energias do Brasil	79,000	483
Mills Estruturas e Servicos de Engenharia	5,000	84
Transmissora Alianca de Energia Eletrica	36,600	432
		1,605
Preferred Stocks 0.7%		
CEMIG	28,360	308
		308
Total Brazil (Cost $1,648)		1,913
CANADA 3.8%		
Common Stocks 3.8%		
Canadian Pacific Railway	1,900	219
Enbridge	33,500	1,473
Total Canada (Cost $914)		1,692
CHINA 7.8%		
Common Stocks 7.8%		
Beijing Enterprises (HKD)	80,500	581
China Longyuan Power, H Shares (HKD)	813,600	682
China Merchants Holdings International (HKD)	198,000	703

China Resources Power Holdings (HKD)	174,000	484
ENN Energy Holdings (HKD)	102,000	491
Sichuan Expressway, H Shares (HKD)	924,000	337
Zhejiang Expressway, H Shares (HKD)	266,000	237
Total China (Cost $3,084)		3,515
FRANCE 7.1%		
Common Stocks 7.1%		
Eutelsat	10,215	351
GDF Suez	45,999	944
Suez Environnement	34,739	460
Veolia Environnement	13,636	176
Vinci	24,558	1,251
Total France (Cost $4,192)		3,182
GERMANY 2.2%		
Common Stocks 2.2%		
E.ON	9,046	157
Fraport	10,238	621
RWE	5,177	195
Total Germany (Cost $978)		973
HONG KONG 1.4%		
Common Stocks 1.4%		
Cheung Kong Infrastructure	103,000	649
Total Hong Kong (Cost $476)		649
INDIA 4.8%		
Common Stocks 4.8%		
Adani Ports & Special Economic Zone	173,709	500

THAILAND 1.0%		
Common Stocks 1.0%		
Airports of Thailand	43,300	153
Glow Energy	106,200	282
Total Thailand (Cost $37 2)		435
UNITED ARAB EMIRATES 0.9%		
Common Stocks 0.9%		
DP World (USD)	29,959	393
Total United Arab Emirates (Cost $273)		393
UNITED KINGDOM 6.4%		
Common Stocks 6.4%		
Centrica	237,685	1,320
National Grid	59,345	651
Pennon	31,537	338
United Utilities	49,199	571
Total United Kingdom (Cost $2,544)		2,880
UNITED STATES 35.1%		
Common Stocks 35.1%		
AES	75,800	822
American Electric Power	19,500	883
American Tower, REIT	12,700	967
Calpine (1)	40,470	798
CenterPoint Energy	33,500	685
Chesapeake Utilities	4,700	223
Clean Harbors (1)	5,000	278
Crown Castle International (1)	11,700	825
CSX	23,400	515
Dominion Resources	1,200	65

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Infrastructure Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Global Infrastructure Fund (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Infrastructure Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $40,370,000. Net unrealized gain aggregated $4,471,000 at period-end, of which $7,224,000 related to appreciated investments and $2,753,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date March 22, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date March 22, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date March 22, 2013